=============================
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 Expires: September 30, 2003

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09941

(Exact name of registrant as specified in charter)
Ambassador Funds

(Address of principal executive offices) (Zip code)
Ambassador Capital Management, LLC
211 West Fort Street, Suite 720
Detroit, MI 48226

(Name and address of agent for service)
BISYS Fund Services LP
3435 Stelzer Road
Columbus, OH 43219

Registrant's telephone number, including area code: 1-800-992-0444 Date of fiscal year end: 7/31/2003
Date of reporting period:  1/31/2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S)3507.

GENERAL INSTRUCTIONS

A. Rule as to Use of Form N-CSR.
Form N-CSR is a combined reporting form that is to be used for reports of registered management investment companies under Section 30(b)(2) of the Investment Company Act of 1940 (the "Act") and Section 13(a) or 15(d) of the Securities Exchange Act of 1934 (the "Exchange Act"), filed pursuant to Rule 30b2-1(a) under the Act (17 CFR 270.30b2-1(a)). A report on this Form shall be filed within 10 days after the transmission to stockholders of any annual or semi-annual report that is required to be transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

B. Application of General Rules and Regulations.
The General Rules and Regulations under the Act and the Exchange Act contain certain general requirements that are applicable to reporting on any form under those Acts. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

C. Preparation of Report.
1. This Form is not to be used as a blank form to be filled in, but only as a guide in preparing the report in accordance with Rules 8b-11 (17 CFR 270.8b-11) and 8b-12 (17 CFR 270.8b-12) under the Act and Rules 12b-11 (17 CFR 240.12b-11)
and 12b-12 (17 CFR 240.12b-12) under the Exchange Act. The Commission does not furnish blank copies of this Form to be filled in for filing.

2. These general instructions are not to be filed with the report.
3. Attention is directed to Rule 12b-20 under the Exchange Act (17 CFR 240.12b-20), which states: "In addition to the information expressly required to be included in a statement or report, there shall be added such further material information, if any, as may be necessary to make the required statements, in the light of the circumstances under which they are made not misleading."

D. Incorporation by Reference.
A registrant may incorporate by reference information required by Item 10(a), but no other Items of the Form shall be answered by incorporating any information by reference. All incorporation by reference must comply with the requirements of this Form and the following rules on incorporation by reference:
Rule 10(d) of Regulation S-K under the Securities Act of 1933 (17 CFR 229.10(d)) (general rules on incorporation by reference, which, among other things, prohibit, unless specifically required by this Form, incorporating by reference a document that includes incorporation by reference to another document, and limits incorporation to documents filed within the last 5 years, with certain exceptions); Rule 303 of Regulation S-T (17 CFR 232.303) (specific requirements for electronically filed documents); Rules 12b-23 and 12b-32 under the Exchange Act (17 CFR 240.12b-23 and 240.12b-32) (additional rules on incorporation by reference for reports filed pursuant to Sections 13 and 15(d) of the Exchange
Act); and Rules 0-4, 8b-23, and 8b-32 under the Act (17 CFR 270.0-4, 270.8b-23, and 270.8b-32) (additional rules on incorporation by reference for investment companies).

E. Definitions.
Unless the context clearly indicates the contrary, terms used in this Form N-CSR have meanings as defined in the Act and the rules and regulations thereunder. Unless otherwise indicated, all references in the Form to statutory sections or to rules are sections of the Act and the rules and regulations thereunder.

F. Signature and Filing of Report.
1. If the report is filed in paper pursuant to a hardship exemption from electronic filing (see Item 201 et seq. of Regulation S-T (17 CFR 232.201 et seq.)), eight complete copies of the report shall be filed with the Commission. At least one complete copy of the report shall be filed with each exchange on which any class of securities of the registrant is registered. At least one complete copy of the report filed with the Commission and one such copy filed with each exchange must be manually signed. Copies not manually signed must bear typed or printed signatures.
2.(a) The report must be signed by the registrant, and on behalf of the registrant by its principal executive officer or officers (who also must provide the certification required by Rule 30a-2 under the Act (17 CFR 270.30a-2) exactly as specified in this Form) and its principal financial officer or officers (who also must provide the certification required by Rule 30a-2 under the Act (17 CFR 270.30a-2) exactly as specified in this Form).
(b) The name of each person who signs the report shall be typed or printed beneath his or her signature. Any person who occupies more than one of the specified positions shall indicate each capacity in which he or she signs the report. Attention is directed to Rule 12b-11 under the Exchange Act (17 CFR 240.12b-11) and Rule 8b-11 under the Act (17 CFR 270.8b-11) concerning manual signatures and signatures pursuant to powers of attorney.

Item 1. Reports to Stockholders.
Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                                              SEMI-ANNUAL REPORT
                                                                JANUARY 31, 2003

[LOGO OF AMBASSADOR FUNDS]

                                                               MONEY MARKET FUND

Investment products:
   . Are not deposits of, or guaranteed by, Ambassador Capital Management, L.L.C., or any of its affiliates
   .  Are not insured by the FDIC
   . Are subject to investment risks, including the possible loss of the principal amount invested

This material must be accompanied or preceded by a prospectus.

Ambassador Funds are distributed by BISYS Fund Services.

AMBASSADOR FUNDS

TABLE OF CONTENTS
Semi-Annual Report - January 31, 2003

Money Market Fund....................................................   1

Notes to Financial Statements........................................   7

AMBASSADOR FUNDS                               SCHEDULE OF PORTFOLIO INVESTMENTS
MONEY MARKET FUND                                               JANUARY 31, 2003
(Unaudited)

COMMERCIAL PAPER - 90.4%*

                                                                     PRINCIPAL
SECURITY DESCRIPTION                                                 AMOUNT ($)      VALUE ($)
-----------------------------------------------------------------   ------------   ------------
BANKING - 10.2%
Superior Funding Corp., 1.37%, 3/17/03 (b).......................      4,000,000      3,993,302
Enterprise Funding Corp., 1.28%, 2/7/03 (b)......................      1,755,000      1,754,626
Enterprise Funding Corp., 1.26%, 2/19/03 (b).....................      5,000,000      4,996,730
Quincy Capital Corp., 1.26%, 2/3/03 (b)..........................      1,005,000      1,004,930
Quincy Capital Corp., 1.27%, 3/5/03 (b)..........................      2,000,000      1,997,742
Three Rivers Funding Corp., 1.28%, 2/3/03 (b)....................      3,000,000      2,999,787
Three Rivers Funding Corp., 1.28%, 2/18/03 (b)...................      2,500,000      2,498,489
Three Rivers Funding Corp., 1.27%, 2/20/03 (b)...................      3,000,000      2,997,989
                                                                                   ------------
                                                                                     22,243,595
                                                                                   ------------
CONGLOMERATE - 7.1%
Charta Corp., 1.25%, 2/11/03 (b).................................      5,000,000      4,998,263
Charta Corp., 1.28%, 4/15/03 (b).................................      3,000,000      2,992,213
Edison Asset Securitization, L.L.C., 1.69%, 2/13/03 (b)..........      1,500,000      1,499,160
Edison Asset Securitization, L.L.C., 1.28%, 3/10/03 (b)..........      2,000,000      1,997,369
Edison Asset Securitization, L.L.C., 1.35%, 3/18/03 (b)..........      2,000,000      1,996,650
Edison Asset Securitization, L.L.C., 1.25%, 4/16/03 (b)..........      2,000,000      1,994,861
                                                                                   ------------
                                                                                     15,478,516
                                                                                   ------------
CONSTRUCTION MACHINERY - 3.2%
Dealers Capital Access, 1.69%, 2/4/03 (b)........................      3,000,000      2,999,580
Dealers Capital Access, 1.38%, 2/18/03 (b).......................      3,000,000      2,998,045
Dealers Capital Access, 1.33%, 4/1/03 (b)........................        968,000        965,890
                                                                                   ------------
                                                                                      6,963,515
                                                                                   ------------
CONSUMER GOODS - 8.4%
Cargill, Inc., 1.29%, 2/6/03.....................................      2,000,000      1,999,642
Cargill, Inc., 1.30%, 2/11/03....................................      6,000,000      5,997,833
Coca-Cola Enterprises, 1.24%, 3/20/03............................      1,680,000      1,677,280
Coca-Cola Enterprises, 1.23%, 4/3/03.............................      1,000,000        997,916
General Electric Capital Corp., 1.25%, 3/10/03...................      2,000,000      1,997,431
Philip Morris Co., 1.30%, 2/3/03.................................      3,700,000      3,699,733
Philip Morris Co., 1.25%, 4/2/03.................................      2,000,000      1,995,833
                                                                                   ------------
                                                                                     18,365,668
                                                                                   ------------
FINANCE - 21.2%
Asset One Securitization, 1.31%, 2/21/03 (b).....................      2,500,000      2,498,181
Atlantis One Funding Corp., 1.34%, 3/3/03 (b)....................      3,000,000      2,996,675
Atlantis One Funding Corp., 1.66%, 3/6/03 (b)....................      2,000,000      1,996,975
Atlantis One Funding Corp., 1.31%, 3/14/03 (b)...................      4,000,000      3,994,032
Falcon Asset Securitization Corp., 1.28%, 2/10/03 (b)............      3,000,000      2,999,040
Falcon Asset Securitization Corp., 1.28%, 2/12/03 (b)............      3,000,000      2,998,827
Falcon Asset Securitization Corp., 1.27%, 2/24/03 (b)............      3,000,000      2,997,566
Falcon Asset Securitization Corp., 1.26%, 2/27/03 (b)............      1,000,000        999,090
Galleon Capital Corp., 1.34%, 2/3/03 (b).........................      6,905,000      6,904,485
Galleon Capital Corp., 1.29%, 2/12/03 (b)........................      3,450,000      3,448,622
Galleon Capital Corp., 1.29%, 2/14/03 (b)........................      2,000,000      1,999,068
Galleon Capital Corp., 1.28%, 2/20/03 (b)........................      1,500,000      1,498,987
Galleon Capital Corp., 1.29%, 3/31/03 (b)........................      2,000,000      1,995,843
Galleon Capital Corp., 1.29%, 4/15/03 (b)........................      1,000,000        997,384

                                    Continued

AMBASSADOR FUNDS                               SCHEDULE OF PORTFOLIO INVESTMENTS
MONEY MARKET FUND                                               JANUARY 31, 2003
(Unaudited)

COMMERCIAL PAPER, continued

                                                                     PRINCIPAL
SECURITY DESCRIPTION                                                 AMOUNT ($)     VALUE ($)
-----------------------------------------------------------------   ------------   ------------
Old Line Funding Corp., 1.33%, 2/3/03............................      3,500,000      3,499,741
Old Line Funding Corp., 1.26%, 2/19/03...........................      1,214,000      1,213,235
Old Line Funding Corp., 1.28%, 2/20/03...........................      3,500,000      3,497,636
                                                                                   ------------
                                                                                     46,535,387
                                                                                   ------------
FOREIGN BANKING - 21.8%
Amstel Funding Corp., 1.28%, 2/13/03 (b).........................      2,000,000      1,999,147
Amstel Funding Corp., 1.37%, 2/24/03 (b).........................      4,000,000      3,996,499
Amsterdam Funding Corp., 1.28%, 2/4/03 (b).......................      2,000,000      1,999,787
Amsterdam Funding Corp., 1.29%, 2/18/03 (b)......................      1,000,000        999,391
Beethoven Funding Corp., 1.33%, 2/19/03 (b)......................      1,000,000        999,335
Beethoven Funding Corp., 1.31%, 3/3/03 (b).......................      6,000,000      5,993,450
Beethoven Funding Corp., 1.42%, 3/25/03 (b)......................      2,000,000      1,995,927
Fairway Finance Corp., 1.30%, 2/7/03 (b).........................      3,535,000      3,534,234
Fairway Finance Corp., 1.29%, 2/14/03 (b)........................      1,000,000        999,534
Fairway Finance Corp., 1.27%, 2/28/03 (b)........................      2,000,000      1,998,095
Fairway Finance Corp., 1.29%, 3/14/03 (b)........................      1,500,000      1,497,796
Fairway Finance Corp., 1.38%, 6/6/03 (b).........................      2,000,000      1,990,486
Greyhawk Funding, L.L.C., 1.33%, 2/10/03 (b).....................      3,000,000      2,999,003
Greyhawk Funding, L.L.C., 1.32%, 3/14/03 (b).....................      2,000,000      1,996,993
Greyhawk Funding, L.L.C., 1.26%, 3/19/03 (b).....................      2,000,000      1,996,780
Greyhawk Funding, L.L.C., 1.25%, 3/21/03 (b).....................      2,500,000      2,495,833
Sydney Capital Corp., 1.37%, 2/3/03 (b)..........................      3,141,000      3,140,757
Sydney Capital Corp., 1.41%, 4/24/03 (b)........................       4,121,000      4,107,859
Sydney Capital Corp., 1.34%, 5/1/03 (b)..........................      1,000,000        996,712
Sydney Capital Corp., 1.46%, 5/19/03 (b).........................      1,088,000      1,083,311
Windmill Funding Corp., 1.26%, 3/4/03 (b)........................      1,000,000        998,915
                                                                                   ------------
                                                                                     47,819,844
                                                                                   ------------
INSURANCE - 12.1%
Barton Capital Corp., 1.27%, 2/10/03 (b).........................      1,500,000      1,499,524
Barton Capital Corp., 1.28%, 2/13/03 (b).........................      4,500,000      4,498,087
Barton Capital Corp., 1.27%, 3/11/03 (b).........................      2,000,000      1,997,319
Co-operative Association of Tractor Dealers, 1.28%, 2/4/03.......      1,106,000      1,105,882
Co-operative Association of Tractor Dealers, 1.72%, 2/4/03.......      2,000,000      1,999,715
Co-operative Association of Tractor Dealers, 1.28%, 2/5/03.......      4,000,000      3,999,431
Co-operative Association of Tractor Dealers, 1.30%, 2/25/03......        494,000        493,572
Co-operative Association of Tractor Dealers, 1.30%, 3/7/03.......      2,000,000      1,997,544
Triple A One Funding Corp., 1.27%, 2/18/03 (b)...................      2,873,000      2,871,268
Triple A One Funding Corp., 1.27%, 2/20/03 (b)...................      3,000,000      2,997,979
Triple A One Funding Corp., 1.26%, 3/10/03 (b)...................      3,000,000      2,996,115
                                                                                   ------------
                                                                                     26,456,436
                                                                                   ------------
PHARMACEUTICALS - 2.3%
Pfizer, Inc., 1.29%, 2/5/03......................................      1,000,000        999,857
Pfizer, Inc., 1.23%, 2/12/03.....................................      1,795,000      1,794,325
Pfizer, Inc., 1.22%, 3/6/03......................................      2,245,000      2,242,489
                                                                                   ------------
                                                                                      5,036,671
                                                                                   ------------
RETAIL - 4.1%
7-ELEVEN, Inc., 1.35%, 2/5/03....................................      4,539,000      4,538,319

                                    Continued

AMBASSADOR FUNDS                               SCHEDULE OF PORTFOLIO INVESTMENTS
MONEY MARKET FUND                                               JANUARY 31, 2003
(Unaudited)

COMMERCIAL PAPER, continued

                                                                     PRINCIPAL
SECURITY DESCRIPTION                                                 AMOUNT ($)     VALUE ($)
-----------------------------------------------------------------   ------------   ------------
7-ELEVEN, Inc., 1.36%, 2/10/03...................................      2,341,000      2,340,204
7-ELEVEN, Inc., 1.28%, 3/4/03....................................      2,000,000      1,997,796
                                                                                   ------------
                                                                                      8,876,319
                                                                                   ------------
TOTAL COMMERCIAL PAPER...........................................                   197,775,951
                                                                                   ------------

MUNICIPAL VARIABLE RATE DEMAND NOTES - 4.0%
MICHIGAN - 4.0%
Genesee County, GO, 1.43%, 3/1/05 **.............................      1,935,000      1,935,000
Kent County, GO, 1.40%, 3/1/04 **................................      1,455,000      1,455,000
Kent County, GO, 1.40%, 3/1/05 **................................      3,500,000      3,500,000
Wayne County, GO, 1.45%, 7/1/05 **...............................      1,818,000      1,818,000
                                                                                   ------------
TOTAL MUNICIPAL VARIABLE RATE DEMAND NOTES.......................                     8,708,000
                                                                                   ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.9%
FEDERAL HOME LOAN BANK - 0.2%
5.60%, 9/2/03....................................................        400,000        409,900
                                                                                   ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.6%
7.00%, 2/15/03...................................................        480,000        481,006
5.00%, 2/28/03...................................................        500,000        501,268
2.14%, 3/15/03 *.................................................        302,000        301,256
                                                                                   ------------
                                                                                      1,283,530
                                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.1%
5.75%, 4/15/03...................................................      1,500,000      1,513,140
5.91%, 8/25/03...................................................        500,000        512,847
5.50%, 9/29/03...................................................        250,000        256,769
3.13%, 11/15/03..................................................      2,250,000      2,282,087
                                                                                   ------------
                                                                                      4,564,843
                                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.........................                     6,258,273
                                                                                   ------------

CERTIFICATES OF DEPOSIT - 2.3%
FINANCE - 2.3%
Flagstar Bank, 1.75%, 4/28/03 ...................................      5,023,375      5,023,375
                                                                                   ------------
TOTAL CERTIFICATES OF DEPOSIT ...................................                     5,023,375
                                                                                   ------------

U.S. TREASURY STRIPS - 0.5% *
1.33%, 8/15/03...................................................      1,000,000        992,914
                                                                                   ------------
TOTAL U.S. TREASURY STRIPS ......................................                       992,914
                                                                                   ------------
TOTAL INVESTMENTS (COST $218,758,513) (a) - 100.1% ..............                   218,758,513
                                                                                   ============

----------
Percentages indicated are based on net assets of $218,633,321.
(a) Cost and value for federal income tax and financial reporting purposes is the same.
(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.
*    Rate presented indicates the effective yield at time of purchase.
** Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on January 31, 2003. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
GO - General Obligation

                        See Notes to Financial Statements

AMBASSADOR FUNDS
MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2003
(Unaudited)

ASSETS:
Investments, at value (cost $218,758,513) ...   $   218,758,513
Cash ........................................               348
Interest receivable .........................           105,417
Prepaid expenses ............................            11,713
                                                ---------------
      Total Assets ..........................       218,875,991
                                                ---------------

LIABILITIES:
Dividends payable ...........................           164,849
Accrued expenses and other liabilities:
   Advisory .................................            34,846
   Administration ...........................             3,187
   Other ....................................            39,788
                                                ---------------
      Total Liabilities .....................           242,670
                                                ---------------

Net Assets ..................................   $   218,633,321
                                                ===============

COMPOSITION OF NET ASSETS:
Capital .....................................   $   218,634,466
Undistributed net investment income .........                21
Accumulated net realized losses
 from investment transactions ................           (1,166)
                                                ---------------
Net Assets ..................................   $   218,633,321
                                                ===============

INSTITUTIONAL SHARES:
Net Assets ..................................   $   218,633,311
Shares Outstanding ..........................       218,634,456
Net Asset Value, Offering Price and
 Redemption Price per share ..................  $          1.00
                                                ===============

INVESTOR SHARES:
Net Assets ..................................   $            10*
Shares Outstanding ..........................                10
Net Asset Value, Offering Price and
 Redemption Price per share ..................  $          1.00
                                                ===============

STATEMENT OF OPERATIONS
For the six months ended January 31, 2003
(Unaudited)

INVESTMENT INCOME:
Interest ....................................   $     2,236,304
                                                ---------------
      Total Investment Income ...............         2,236,304

EXPENSES:
Advisory ....................................           265,921
Administration ..............................           229,655
Accounting ..................................             4,325
Transfer Agent ..............................            11,394
Trustee .....................................            12,551
Other .......................................            57,979
                                                ---------------
      Total Expenses ........................           581,825

                                                ---------------
Net Investment Income .......................         1,654,479
                                                ---------------

NET REALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment
 transactions .................................             111
                                                ---------------
Change in net assets from operations ........   $     1,654,590
                                                ===============

----------
* Net Assets represent seed money only. As of January 31, 2003 the class has not commenced operations.

                        See Notes to Financial Statements

AMBASSADOR FUNDS
MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE             FOR THE
                                                           SIX MONTHS ENDED       YEAR ENDED
                                                           JANUARY 31, 2003      JULY 31, 2002
                                                           ----------------    ----------------
                                                             (UNAUDITED)
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income ..................................   $      1,654,479    $      4,109,772
Net realized gains (losses) from investment transactions                111                (939)
                                                           ----------------    ----------------
Change in net assets from operations ...................          1,654,590           4,108,833
                                                           ----------------    ----------------

DIVIDENDS:
NET INVESTMENT INCOME:
      Institutional Shares .............................         (1,639,979)         (4,124,272)
                                                           ----------------    ----------------
Change in net assets from shareholder dividends ........         (1,639,979)         (4,124,272)
                                                           ----------------    ----------------
Change in net assets from capital transactions .........       (131,913,925)        280,885,025
                                                           ----------------    ----------------
Change in net assets from investment activities ........       (131,899,314)        280,869,586
NET ASSETS:
Beginning of period ....................................        350,532,635          69,663,049
                                                           ----------------    ----------------
End of period ..........................................   $    218,633,321    $    350,532,635
                                                           ================    ================

SHARE TRANSACTIONS:*
INSTITUTIONAL SHARES:
Issued .................................................         86,486,382         411,054,371
Reinvested .............................................          1,886,988           3,915,861
Redeemed ...............................................       (220,287,295)       (134,085,217)
                                                           ----------------    ----------------
Change in Institutional shares .........................       (131,913,925)        280,885,015
                                                           ----------------    ----------------

INVESTOR SHARES:
Issued .................................................                 --                  10
                                                           ----------------    ----------------
Change in Investor shares ..............................                 --                  10
                                                           ----------------    ----------------
Change in shares .......................................       (131,913,925)        280,885,025
                                                           ================    ================

----------
* All capital share transactions have been processed at a net asset value of $1.00 per share.

                        See Notes to Financial Statements

AMBASSADOR FUNDS
MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the periods indicated.

                                                                 FOR THE SIX                  FOR THE YEARS ENDED
                                                                 MONTHS ENDED        ----------------------------------------
                                                                JANUARY 31, 2003        JULY 31, 2002          JULY 31, 2001*
                                                               -----------------     -----------------      -----------------
                                                                  (UNAUDITED)
Net Asset Value, Beginning of Period .......................   $           1.00      $           1.00       $           1.00
                                                               -----------------     -----------------      -----------------

INVESTMENT ACTIVITIES:
Net investment income ......................................               0.01                  0.02                   0.05
Net realized gains/(losses) on investments .................               0.00 (a)              (0.00)(a)              (0.00)(a)
                                                               -----------------     -----------------      -----------------
Total from investment activities ...........................               0.01                  0.02                   0.05
                                                               -----------------     -----------------      -----------------
DIVIDENDS:
Net investment income ......................................              (0.01)                (0.02)                 (0.05)
                                                               -----------------     -----------------      -----------------
Total dividends ............................................              (0.01)                (0.02)                 (0.05)
                                                               -----------------     -----------------      -----------------
Net Asset Value, End of Period .............................   $           1.00      $           1.00       $           1.00
                                                               -----------------     -----------------      -----------------
Total Return ...............................................               0.61%(b)              1.84%                  5.18%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's) ........................   $        218,633      $        350,533       $         69,663
Ratio of expenses to average net assets ....................               0.44%(c)              0.44%                  0.62%
Ratio of net investment income to average net assets .......               1.24%(c)              1.58%                  4.95%

----------
*    The Fund commenced operations on August 1, 2000.
(a)  Amount less than $0.005 per share.
(b)  Not Annualized.
(c)  Annualized.

                        See Notes to Financial Statements

AMBASSADOR FUNDS

                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 2003
                                   (Unaudited)

1.   ORGANIZATION:

     The Ambassador Funds (the "Trust") was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "Act"). The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the Ambassador Money Market Fund (the "Fund"). The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares. As of January 31, 2003, Investor Shares have not commenced operations.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION:

     Securities in the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     REPURCHASE AGREEMENTS:

     The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold. Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME:

     Security transactions are recorded on the date the security is purchased or sold. Net realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

     DIVIDENDS TO SHAREHOLDERS:

     The Fund declares dividends from net investment income daily, and distributes these dividends monthly. Net realized capital gains for the Fund, if any, are distributed at least annually.

                                    Continued

AMBASSADOR FUNDS

                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 2003
                                   (Unaudited)

     The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

     FEDERAL INCOME TAXES:

     The Fund is a separate taxable entity for federal tax purposes. The Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3.   RELATED PARTY TRANSACTIONS:

     INVESTMENT ADVISER:

     Ambassador Capital Management, L.L.C. (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

     ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT ("ADMINISTRATION"):

     BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the administrator to the Fund. Such officers are not paid any fees directly by the Fund for serving as officers of the Fund. BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves as the transfer agent and the fund accountant to the Fund. For the above mentioned Administration services BISYS and BISYS Ohio receive a fee computed daily and paid monthly, based on the value of the average aggregate daily net assets of the Fund, at an annual percentage rate as follows:

     Average Aggregate Net Assets          Percentage Fee
     ----------------------------          --------------
     $0 to $200 million                        0.18%
     200 to 500 million                        0.15
     500 to 750 million                       0.125
     Over 750 million                          0.10

     BISYS Ohio is also reimbursed by the Fund for out-of-pocket expenses associated with its services as transfer agent and fund accountant. BISYS receives a minimum annual fee of $110,000.

     DISTRIBUTOR:

     BISYS serves the Trust as the Distributor (the "Distributor"). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Fund to the Distributor at a rate not to exceed 0.25% of the average daily net assets of Investor Shares. This payment represents actual expenses incurred by the Distributor for marketing costs and services rendered in distributing the Funds' shares.

ANNUAL REPORT
JANUARY 31, 2003

Investment Adviser
Ambassador Capital Management L.L.C.
211 West Fort Street, Suite 720
Detroit, MI 48226

Distributor
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

For Additional Information Call:
1-800-992-0444

Ambass 0103
03/03

[LOGO OF AMBASSADOR FUNDS]

Item 2. Code of Ethics - Not Applicable

Item 3. Audit Committee Financial Expert - Not Applicable

Items 4-8. [Reserved]

Item 9. CONTROLS AND PROCEDURES.

(a)  Not applicable.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)  Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES
[See General Instruction F]
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Ambassador Funds

By (Signature and Title)*     Brian T. Jeffries /s/
                              ---------------------
                              Brian T. Jeffries
                               President

Date:  4/8/2003
       --------

By (Signature and Title)*     Nadeem Yousaf /s/
                              -----------------
                              Nadeem Yousaf
                               Treasurer

Date:  4/8/2003
       --------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     Brian T. Jeffries /s/
                              ---------------------
                              Brian T. Jeffries
                               President

Date:  4/8/2003
       --------

By (Signature and Title)*     Nadeem Yousaf /s/
                              -----------------
                              Nadeem Yousaf
                               Treasurer

Date:  4/8/2003
       --------

* Print the name and title of each signing officer under his or her signature.